BALANCE SHEETS - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Current assets:
Cash	$ 13,529	$ 4,391
Prepaids and other assets	482,500	482,500
Total current assets	496,029	486,891
Property and equipment	450,000	450,000
Mining claims	57,532	57,532
Total other assets	507,532	507,532
Total Assets	1,003,561	994,423
Current liabilities:
Accounts payable	117,823	110,565
Accrued expenses	85,803	75,681
Due to related parties	54,381	55,654
Accrued compensation	439,353	346,060
Notes payable	227,851	202,051
Convertible notes payable, net of discount of $56,197 and $105,354, respectively	411,411	396,652
Derivative liability	1,013,959	1,010,145
Total current liabilities	2,350,581	2,196,808
Total Liabilities	2,350,581	2,196,808
COMMITMENTS AND CONTINGENCIES (see footnotes)
Stockholders’ Equity (Deficit):
Common stock, $0.001 par value, 500,000,000 shares authorized, 308,156,163 and 227,097,537 shares issued and outstanding, respectively	308,156	227,098
Additional paid-in capital	24,308,367	24,171,513
Common stock to be issued	10,000	0
Stock subscription receivable	(56,250)	(56,250)
Accumulated deficit	(25,920,266)	(25,547,794)
Total stockholders’ (deficit) equity	(1,347,020)	(1,202,385)
Total liabilities and stockholders’ deficit	1,003,561	994,423
Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	1,000	1,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	1,883	1,883
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value	$ 90	$ 165